Borrowings	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Instrument [Abstract]
BORROWINGS	BORROWINGS

	As of December 31,
	2023	2022
Bank loans - Syndicated loans (Note a)	$309,425	$221,405
Bank loans - Loans for batteries (Note b)	85,276	111,611
Bank loans - Loans for procurement and operating capital	15,470	48,158
Bonds (Note c)	—	—
	$410,171	$381,174

Current	75,590	87,982
Non-current	334,581	293,192
	$410,171	$381,174

Interest rates
Bank loans - Syndicated loans	3.21%-3.26%	2.74%-2.93%
Bank loans - Loans for batteries	3.25%	2.94%
Bank loans - Loans for procurement and operating capital	2.05%-2.30%	1.70%-2.29%
a.Bank loans - Syndicated loans

	As of December 31,
	2023	2022
Syndicated loans	$309,425	$221,405

Current	$27,552	$13,774
Non-current	281,873	207,631
	$309,425	$221,405
In order to replenish the operating fund for purchasing the batteries of electric scooters, for building battery swapping stations and for developing upgraded batteries of electric scooters, Gogoro Network, Taiwan Branch has signed a syndicated loan agreement with Mega International Commercial Bank Co., Ltd. (the “Mega Bank”), the mandated lead arranger, and other banks or financial institutions as participants in August 2016. Such syndicated loan agreement was renewed in March 2019 with a five-year term loan credit facility of NT$7,200,000 thousand. Such syndicated loan agreement was further renewed in September 2022 with a five-year term loan credit facility of NT$10,700,000 thousand (the “2022 Syndicated Loan”).
The required financial ratios were amended as follows:
1)Liquidity ratio no lower than 100%.
2)Debt ratio ((Total liabilities - Lease liabilities) / Total Equity) no higher than 400% when net profit margin lower than 0%, and no higher than 450% when net profit margin higher than 0%, respectively.
As of December 31, 2023 and 2022, the Company maintained the financial ratios.
Refer to Note 8 for information in relation to demand deposits pledged as collateral.
b.Bank loans - Loans for batteries

	As of December 31,
	2023	2022
Loans for batteries	$85,276	$111,611

Current	$32,568	$26,050
Non-current	52,708	85,561
	$85,276	$111,611
In order to replenish the operating fund for purchasing the batteries of electric scooters, Gogoro Network, Taiwan Branch entered into a facility agreement with the Mega Bank in January 2021 for a two-year term loan of $200,000 thousand. Such facility agreement was amended in December 2022 to extend the maturity of the outstanding principal amount of NT$3,975,000 thousand to four year and ten months. A modification loss of $900 thousand was recognized in “Finance costs” in profit or loss (Note 19).
The required financial ratios were amended as follows:
1)Liquidity ratio no lower than 100%.
2)Debt ratio ((Total liabilities - Lease liabilities) / Total Equity) no higher than 400% when net profit margin lower than 0%, and no higher than 450% when net profit margin higher than 0%, respectively.
As of December 31, 2023 and 2022, the Company maintained the financial ratios.
c.Bonds
In July 2018, Gogoro issued unsecured bonds with an notional amount of $100,000 thousand. The major terms of the unsecured bonds were as follows:

Maturity Date	Interest Rate	Payments
July 2022	1st year: 300bps + 90-day Libor rate. 2nd year and 3rd year: 350bps + 90-day Libor rate. 4th year: 400bps + 90-day Libor rate.	Redemption of notional amount: Maturity date Interest payment: Quarterly
The agreement required the Company to maintain a net asset value of $100,000 thousand. The principal and associated interest of the unsecured bonds were fully paid in July 2022.